Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Office equipment at cost	$ 26,299	$ 26,749
Less: Accumulated depreciation	(20,552)	(18,332)
Total property, plant, and equipment	$ 5,747	$ 8,417